ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 43,629	$ (20,745)	$ (76,437)
Other comprehensive income (loss):
Other comprehensive income (loss)	18,629	(18,774)	0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	33,564	(21,598)	(76,437)
Other comprehensive income (loss):
Foreign currency translation adjustments, before and after tax	14,332	(14,551)	0
Other comprehensive income (loss)	14,332	(14,551)	0
Total comprehensive income (loss)	$ 47,896	$ (36,149)	$ (76,437)